Schedule of Investments (unaudited)	iShares® MSCI Italy ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Leonardo SpA	287,586	$4,404,438
Automobiles — 17.6%
Ferrari NV	61,811	22,275,297
Stellantis NV	1,091,241	23,717,460
		45,992,757
Banks — 24.9%
Banco BPM SpA	1,271,754	7,023,963
FinecoBank Banca Fineco SpA	589,974	7,961,312
Intesa Sanpaolo SpA	7,540,505	21,736,233
Mediobanca Banca di Credito Finanziario SpA	596,515	7,002,313
UniCredit SpA	784,692	21,402,325
		65,126,146
Beverages — 2.4%
Davide Campari-Milano NV	581,769	6,354,272

Diversified Telecommunication Services — 3.9%
Infrastrutture Wireless Italiane SpA(a)	454,819	5,624,196
Telecom Italia SpA/Milano(b)(c)	16,100,823	4,672,366
		10,296,562
Electric Utilities — 15.3%
Enel SpA	4,253,678	30,060,063
Terna - Rete Elettrica Nazionale	1,247,762	10,053,367
		40,113,430
Electrical Equipment — 3.6%
Prysmian SpA	240,749	9,286,563

Energy Equipment & Services — 3.1%
Tenaris SA, NVS	468,485	8,082,669

Financial Services — 2.2%
Nexi SpA(a)(b)	750,415	5,854,009

Gas Utilities — 3.6%
Snam SpA	1,860,718	9,375,589

Health Care Equipment & Supplies — 1.6%
DiaSorin SpA	42,747	4,051,527

Health Care Providers & Services — 2.0%
Amplifon SpA	171,032	5,316,038
Security	Shares	Value

Insurance — 7.0%
Assicurazioni Generali SpA	569,877	$11,801,974
Poste Italiane SpA(a)	609,897	6,573,380
		18,375,354
Oil, Gas & Consumable Fuels — 4.6%
Eni SpA	731,205	12,125,201

Pharmaceuticals — 2.3%
Recordati Industria Chimica e Farmaceutica SpA	125,381	6,038,420

Textiles, Apparel & Luxury Goods — 3.8%
Moncler SpA	180,369	9,994,904

Total Long-Term Investments — 99.6%
(Cost: $275,163,737)		260,787,879

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	4,277,213	4,279,352
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	250,000	250,000

Total Short-Term Securities — 1.7%
(Cost: $4,528,867)		4,529,352

Total Investments — 101.3%
(Cost: $279,692,604)		265,317,231

Liabilities in Excess of Other Assets — (1.3)%		(3,308,376)

Net Assets — 100.0%		$262,008,855

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,720,732	$2,558,470	(a)	$—	$(290)	$440	$4,279,352	4,277,213	$1,656	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	110,000	(a)	—	—	—	250,000	250,000	1,313		—
					$(290)	$440	$4,529,352		$2,969		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Italy ETF
November 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/MIB Index	7	12/15/23	$1,137	$6,767

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,672,366	$256,115,513	$—	$260,787,879
Short-Term Securities
Money Market Funds	4,529,352	—	—	4,529,352
	$9,201,718	$256,115,513	$—	$265,317,231
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$6,767	$—	$6,767

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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